TAXATION - Tax Reconciliation between the income tax expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income before income tax expenses and share of loss from equity method investments	$ 13,713,159	$ 1,761,868	$ 6,535,332	$ 5,040,925
Tax expenses at Hong Kong profit tax rate of 16.5%	$ 2,262,506		1,078,165	831,588
Hong Kong profit tax rate (as a percent)	16.50%	16.50%
Changes in valuation allowance	$ (608)		164,511	65,581
Tax effect of permanence differences			37,803	49,787
Effect of income tax jurisdictions other than Hong Kong			19,836	20,873
Super deduction of research and development expenses			(132,257)	(132,704)
Final settlement differences			11,484	11,756
Income not subject to tax	(397,429)		(181,200)	(98,402)
Foreign tax effects	177,742
Income tax expenses	$ 2,359,633	$ 303,166	$ 998,342	$ 748,479
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Hong Kong profit tax rate (as a percent)			16.50%	16.50%